Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Statutory tax rate	16.50%	16.50%	16.50%
Effect of rate differential in other jurisdictions	(16.10%)	(16.50%)	(16.50%)
Change in valuation allowance	(0.40%)
Effective tax rate	0.00%	0.00%	0.00%